Consolidated Statements of Legacy Xos Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Legacy Xos Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accum. Other Comprehensive Loss	Total
Balance (in Shares)		36,822
Balance		$ 4	$ 289	$ (10,827)		$ (10,534)
Recapitalization (in Shares)		35,218
Recapitalization		$ 3	(3)
Balance (in Shares) at Dec. 31, 2019		72,040
Balance at Dec. 31, 2019		$ 7	286	(10,827)		(10,534)
Issuance of preferred shares (in Shares)	2,762
Issuance of preferred shares	$ 9,570		(15)			(15)
Issuance of warrants	(1,708)
Stock options exercised			7			7
Stock options exercised (in Shares)		437
Stock repurchased and retired			(3)			(3)
Stock repurchased and retired (in Shares)		(200)
Stock based compensation expense			15			15
Net loss				(16,667)		(16,667)
Balance (in Shares) at Dec. 31, 2020	2,762	72,277
Balance at Dec. 31, 2020	$ 7,862	$ 7	290	(27,494)		(27,197)
Payment of subscription receivable	$ 2,430		379			379
Issuance of Legacy Xos Preferred Stock, incl. note conversion (in Shares)	49,518
Issuance of Legacy Xos Preferred Stock, incl. note conversion	$ 66,701
Stock options exercised			11			11
Stock options exercised (in Shares)		571
Issuance of common stock for vesting of restricted stock units
Issuance of common stock for vesting of restricted stock units (in Shares)		286
Stock repurchased and retired			(1)			(1)
Stock repurchased and retired (in Shares)		(94)
Stock based compensation expense			1,658			1,658
Shares withheld related to net share settlement of stock-based awards			(335)			(335)
Shares withheld related to net share settlement of stock-based awards (in Shares)		(102)
Legacy Xos Preferred Stock warrant exercise (in Shares)	625
Legacy Xos Preferred Stock warrant exercise	$ 2,715
Conversion of Legacy Xos Preferred Stock into Common Stock (in Shares)	(52,905)	52,905
Conversion of Legacy Xos Preferred Stock into Common Stock	$ (79,708)	$ 5	79,767			79,772
Issuance of Common Stock upon merger, net of transaction costs, $55,424		$ 2	20,719			20,721
Issuance of Common Stock upon merger, net of transaction costs, $55,424 (in Shares)		17,694
Issuance of PIPE Common Stock		$ 2	195,998			196,000
Issuance of PIPE Common Stock (in Shares)		19,600
Recognition of Public Warrants and Private Placement Warrants			(17,891)			(17,891)
Recognition of contingent Earn-out Shares liability			(101,744)			(101,744)
Net and comprehensive income (loss)				23,401	(381)	23,020
Balance (in Shares) at Dec. 31, 2021		163,137
Balance at Dec. 31, 2021		$ 16	$ 178,851	$ (4,093)	$ (381)	$ 174,393